Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 56,189	¥ 56,189	¥ 163,146	$ 8,817
Debt securities, investments in equity	3,224	3,224		506
Two Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 32,385	¥ 32,385	¥ 152,730	5,082
Accounts Receivable [Member] | Two Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	58.00%	10.00%	85.00%
Accounts Receivable [Member] | Three Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%
CHINA
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments	¥ 36,825	¥ 36,825	¥ 45,278	5,779
Other Than PRC [Member]
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments	275,306	275,306	144,166	43,201
Debt securities, investments in equity	¥ 65,108	¥ 65,108	¥ 49,271	$ 10,217